Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Dec. 31, 2015	Dec. 31, 2025	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2025
C000011974 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class K Shares
Accumulated Value	$ 10,000		$ 10,253	$ 10,601	$ 10,592	$ 11,514	$ 12,394	$ 12,171	$ 10,585	$ 11,177	$ 11,333	$ 12,143
C000201953 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Investor P Shares (with sales charge)
Accumulated Value	9,596.54385		9,809.96076	10,112.0699	10,073.989	10,911.73385	11,712.32568	11,467.6352	9,941.66922	10,477.9129	10,581.18915	11,303.57473
C000099166 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Investor A Shares
Accumulated Value	10,000		10,224	10,540	10,489	11,369	12,202	11,947	10,357	10,915	11,035	11,776
C000099167 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Shares
Accumulated Value	10,000		10,248	10,590	10,576	11,481	12,353	12,125	10,537	11,134	11,284	12,071
C000117726 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Shares
Accumulated Value	10,000		11,184	13,610	13,006	17,081	20,215	25,987	21,261	26,821	33,488	39,432
C000117728 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Service Shares
Accumulated Value	10,000		11,171	13,577	12,958	16,999	20,095	25,802	21,084	26,566	33,129	38,962
C000117725 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Investor A Shares
Accumulated Value	10,000		11,156	13,541	12,907	16,910	19,962	25,598	20,891	26,288	32,740	38,454
C000212062 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class G Shares
Accumulated Value	10,000		11,192	13,630	13,033	17,131	20,292	26,108	21,379	26,994	33,733	39,755
C000011979 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class K Shares
Accumulated Value	10,000		11,192	13,630	13,033	17,130	20,286	26,097	21,366	26,972	33,701	39,710
C000201951 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Investor P Shares (with sales charge)
Accumulated Value	9,475		10,571	12,831	12,231	16,024	18,916	24,257	19,796	24,911	31,025	36,441
C000098725 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class K Shares
Accumulated Value	10,000		11,191.53	13,608.62	12,948.82	16,999.35	20,542.17	25,958.38	20,995.23	26,554.24	33,045.25	38,752.94
C000098723 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Investor A Shares
Accumulated Value	10,000		11,161.46	13,523.11	12,826.27	16,800.04	20,235.61	25,494.75	20,552.76	25,928.18	32,162.62	37,611.71
C000098724 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Shares
Accumulated Value	10,000		11,192.34	13,593.86	12,930.87	16,976.12	20,505.21	25,891.4	20,935.16	26,466.26	32,914.57	38,580.18
C000102141 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Shares
Accumulated Value	10,000		10,431.1	13,306.5	11,451.3	13,876.4	15,363.4	16,531	13,824.1	15,930.1	16,757.5	22,217.2
C000102140 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Investor A Shares
Accumulated Value	10,000		10,407.3	13,250.7	11,370.1	13,735.6	15,174.2	16,292.5	13,586.3	15,596.8	16,380.8	21,657.6
C000102142 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class K Shares
Accumulated Value	10,000		10,436.9	13,319.3	11,466.3	13,899.8	15,396.1	16,581.1	13,864.2	15,977.1	16,835.8	22,319
C000244481 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Shares
Accumulated Value	10,000		11,217.4186	13,668.0984	13,101.485	17,248.3794	20,577.28017	26,196.26603	21,134.42628	26,697.2328	33,469.12184	39,255.52696
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000		10,265	10,628	10,630	11,556	12,424	12,232	10,641	11,229	11,369	12,199
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
Accumulated Value	10,000		11,196	13,640	13,042	17,149	20,304	26,132	21,399	27,025	33,786	39,827
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000® Index
Accumulated Value	10,000		11,205	13,636	12,983	17,063	20,640	26,101	21,108	26,708	33,255	39,030
MSCI ACWI ex USA Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI ACWI ex USA Index (Net)
Accumulated Value	$ 10,000		$ 10,450	$ 13,291	$ 11,404	$ 13,857	$ 15,334	$ 16,533	$ 13,887	$ 16,056	$ 16,945	$ 22,432